UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07360

Monetta Trust
(Exact name of registrant as specified in charter)

1776-A S. Naperville Road, Suite 100
Wheaton, IL 60189-5831
 (Address of principal executive offices) (Zip code)

Robert S. Bacarella
1776-A S. Naperville Road, Suite 100
Wheaton, IL 60189-5831
 (Name and address of agent for service)

(630) 462-9800
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2013

Date of reporting period:  September 30, 2013

Item 1. Schedule of Investments.

Schedule of Investments (unaudited)		September 30, 2013
Monetta Fund
NUMBER OF SHARES		VALUE
COMMON STOCKS - 90.3%
Basic Material - 1.1%
Chemical-Specialty-1.1%
3,000	Sherwin-Williams Co.	$546,540

Capital Equipment - 4.2%
Aerospace & Defense-3.0%
7,000	Boeing Co.	822,500
3,000	Precision Castparts Corp.	681,720
		1,504,220

Diversified Operation-1.2%
25,000	General Electric Co.	597,250

Consumer Cyclical - 18.5%
Apparel Manufacturing-2.9%
8,000	Michael Kors Holdings Ltd. *	596,160
12,000	NIKE, Inc. - CL B	871,680
		1,467,840

Automobile-3.8%
115,000	Ford Motor Co.	1,940,050

Leisure Service-5.7%
20,000	Las Vegas Sands Corp.	1,328,400
45,000	MGM Resorts International *	919,800
2,000	Netflix, Inc. *	618,420
		2,866,620

Media-Radio/TV-6.1%
9,000	Time Warner, Inc.	592,290
30,000	Twenty-First Century Fox, Inc. - CL A	1,005,000
23,000	Walt Disney Co.	1,483,270
		3,080,560

Consumer Staple - 4.6%
Cosmetic & Personal Care-2.1%
14,000	Procter & Gamble Co.	1,058,260

Food-2.5%
16,000	PepsiCo, Inc.	1,272,000

Energy - 2.3%
Oil & Gas-Equipment & Services-2.3%
15,000	National Oilwell Varco, Inc.	1,171,650

Financial - 19.4%
Bank-Money Center-6.3%
110,000	Bank of America Corp.	1,518,000
32,000	JPMorgan Chase & Co.	1,654,080
		3,172,080

Brokerage & Investment Management-2.9%
6,000	Ameriprise Financial, Inc.	546,480
3,500	BlackRock, Inc.	947,170
		1,493,650

Finance-Miscellaneous-6.3%
3,000	MasterCard, Inc. - CL A	2,018,340
6,000	Visa, Inc. - CL A	1,146,600
		3,164,940

Insurance-Diversified-2.4%
25,000	American International Group, Inc.	1,215,750

Insurance-Life-1.5%
10,000	Prudential Financial, Inc.	779,800

Healthcare - 13.4%
Healthcare-Biomedical/Genetic-6.3%
60,000	Amarin Corp. plc - ADR (a) *	379,200
8,000	Amgen, Inc.	895,520
3,500	Biogen Idec, Inc. *	842,660
7,000	Celgene Corp. *	1,077,510
		3,194,890

Healthcare-Drug/Diversified-3.8%
12,000	Johnson & Johnson	1,040,280
30,000	Pfizer, Inc.	861,300
		1,901,580

Healthcare-Medical Supply-1.2%
6,000	Becton, Dickinson & Co.	600,120

Healthcare-Patient Care-2.1%
12,500	WellPoint, Inc.	1,045,125

Retail - 10.6%
Retail-Drug Store-1.1%
10,000	CVS Caremark Corp.	567,500

Retail-Major Chain-1.6%
7,000	Costco Wholesale Corp.	805,840

Retail-Restaurant-2.2%
10,000	Dunkin' Brands Group, Inc.	452,600
7,000	McDonald's Corp.	673,470
		1,126,070

Retail-Specialty-5.7%
10,000	Bed Bath & Beyond, Inc. *	773,600
15,000	eBay, Inc. *	836,850
8,000	Home Depot, Inc.	606,800
12,000	TJX Companies, Inc.	676,680
		2,893,930

Technology - 16.2%
Computer Data Storage-1.9%
2,000	Apple, Inc.	953,500

Computer-Service-1.5%
9,000	Cognizant Technology Solutions - CL A *	739,080

Computer-Software-4.2%
18,000	Cerner Corp. *	945,900
15,000	Microsoft Corp.	499,650
20,000	Oracle Corp.	663,400
		2,108,950

Internet-6.8%
40,000	Facebook, Inc. - CL A *	2,009,600
900	Google, Inc. *	788,319
20,000	Yahoo! Inc. *	663,200
		3,461,119

Telecommunication Service-1.8%
20,000	Comcast Corp. - CL A	903,000

Total Common Stocks (Cost $35,655,731) (b)		45,631,914

EXCHANGE TRADED FUND - 1.6%
5,000	SPDR S&P 500 Trust	840,500
Total Exchange Traded Fund (Cost $681,750) (b)		840,500

MONEY MARKET FUND - 8.4%
4,240,398	AIM - Liquid Assets Portfolio, Institutional Class, 0.073% ^	4,240,398
Total Money Market Fund (Cost $4,240,398) (b)		4,240,398

	Total Investments (Cost $40,577,879) (b) - 100.3%	50,712,812
	Liabilities in Excess of Other Assets - (0.3)%	(165,131)
	TOTAL NET ASSETS - 100.00%	$50,547,681

(a)	American Depository Receipt (ADR).
(b)
Cost for tax purposes is approximately $40,577,879. The approximate aggregate gross unrealized appreciation is $10,352,539, and the approximate aggregate gross unrealized depreciation is $217,606, resulting in net unrealized appreciation of $10,134,933.

*	Non-income producing security.
^	Rate shown is the 7-day effective yield at September 30, 2013.

Industry classification provided by William O'Neil & Co., Inc.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of September 30, 2013, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Common Stocks	$45,631,914	$-	$-	$45,631,914
Exchange Traded Fund	840,500	-	-	840,500
Money Market Fund	4,240,398	-	-	4,240,398
Total Investments	$50,712,812	$-	$-	$50,712,812

Transfers between levels are recognized at the beginning of the reporting period.  During the period ended September 30, 2013, the Fund recognized no transfers between levels.  The Fund did not invest in any Level 3 investments during the period.

Schedule of Investments (unaudited)		September 30, 2013
Monetta Young Investor Fund
NUMBER OF SHARES		VALUE
COMMON STOCKS - 46.5%
Basic Material - 0.6%
Chemical-Specialty-0.6%
3,000	Sherwin-Williams Co.	$546,540

Capital Equipment - 1.8%
Aerospace & Defense-1.8%
8,000	Boeing Co.	940,000
3,000	Precision Castparts Corp.	681,720
		1,621,720

Consumer Cyclical - 6.9%
Apparel Manufacturing-2.0%
10,000	Michael Kors Holdings Ltd. *	745,200
15,000	NIKE, Inc. - CL B	1,089,600
		1,834,800

Automobile-1.3%
70,000	Ford Motor Co.	1,180,900

Leisure Service-0.9%
2,600	Netflix, Inc. *	803,946

Media-Radio/TV-2.7%
25,000	Twenty-First Century Fox, Inc. - CL A	837,500
25,000	Walt Disney Co.	1,612,250
		2,449,750

Consumer Staple - 3.9%
Beverage-Non-Alcoholic-0.5%
12,000	The Coca-Cola Co.	454,560

Cosmetic & Personal Care-1.7%
7,000	Kimberly-Clark Corp.	659,540
12,000	Procter & Gamble Co.	907,080
		1,566,620

Food-1.7%
10,000	Hain Celestial Group, Inc. *	771,200
10,000	PepsiCo, Inc.	795,000
		1,566,200

Energy - 1.2%
Oil & Gas-Equipment & Services-1.2%
14,000	National Oilwell Varco, Inc.	1,093,540

Financial - 9.6%
Bank-Money Center-3.0%
80,000	Bank of America Corp.	1,104,000
30,000	JPMorgan Chase & Co.	1,550,700
		2,654,700

Brokerage & Investment Management-1.8%
10,000	Ameriprise Financial, Inc.	910,800
2,500	BlackRock, Inc.	676,550
		1,587,350

Finance-Miscellaneous-2.7%
2,000	MasterCard, Inc. - CL A	1,345,560
5,500	Visa, Inc. - CL A	1,051,050
		2,396,610

Insurance-Diversified-1.1%
20,000	American International Group, Inc.	972,600

Insurance-Life-1.0%
11,000	Prudential Financial, Inc.	857,780

Healthcare - 6.8%
Healthcare-Biomedical/Genetic-2.9%
60,000	Amarin Corp. plc - ADR (a) *	379,200
10,000	Amgen, Inc.	1,119,400
4,500	Biogen Idec, Inc. *	1,083,420
		2,582,020

Healthcare-Drug/Diversified-2.1%
13,000	Johnson & Johnson	1,126,970
25,000	Pfizer, Inc.	717,750
		1,844,720

Healthcare-Medical Supply-0.9%
8,000	Becton, Dickinson & Co.	800,160

Healthcare-Patient Care-0.9%
10,000	WellPoint, Inc.	836,100

Retail - 6.7%
Retail-Drug Store-0.8%
12,000	CVS Caremark Corp.	681,000

Retail-Major Chain-0.9%
7,000	Costco Wholesale Corp.	805,840

Retail-Restaurant-1.5%
15,000	Dunkin' Brands Group, Inc.	678,900
7,000	McDonald's Corp.	673,470
		1,352,370

Retail-Specialty-3.5%
7,000	Bed Bath & Beyond, Inc. *	541,520
15,000	eBay, Inc. *	836,850
10,000	Home Depot, Inc.	758,500
18,000	TJX Companies, Inc.	1,015,020
		3,151,890

Technology - 9.0%
Computer Data Storage-1.1%
2,000	Apple, Inc.	953,500

Computer-Service-0.9%
10,000	Cognizant Technology Solutions - CL A *	821,200

Computer-Software-1.7%
20,000	Microsoft Corp.	666,200
25,000	Oracle Corp.	829,250
		1,495,450

Internet-4.5%
40,000	Facebook, Inc. - CL A *	2,009,600
1,500	Google, Inc. *	1,313,865
20,000	Yahoo! Inc. *	663,200
		3,986,665

Telecommunication Service-0.8%
15,000	Comcast Corp. - CL A	677,250

Total Common Stocks (Cost $34,325,033) (b)		41,575,781

EXCHANGE TRADED FUNDS - 46.3%
60,000	iShares Core S&P 500	10,134,000
20,000	iShares S&P 100 Index	1,496,800
103,000	Schwab Strategic Trust Large-Cap	4,141,630
60,500	SPDR S&P 500 Trust	10,170,050
46,000	Vanguard Growth	3,892,060
52,000	Vanguard Large-Cap	4,021,160
54,000	Vanguard S&P 500	4,158,000
47,500	Vanguard Value	3,315,025
Total Exchange Traded Funds (Cost $35,260,929) (b)		41,328,725

MONEY MARKET FUND - 4.0%
3,583,150	AIM - Liquid Assets Portfolio, Institutional Class, 0.073% ^	3,583,150
Total Money Market Fund (Cost $3,583,150) (b)		3,583,150

	Total Investments (Cost $73,169,112) (b) - 96.8%	86,487,656
	Other Assets Less Liabilities - 3.2%	2,857,629
	TOTAL NET ASSETS - 100.00%	$89,345,285

(a)	American Depository Receipt (ADR).
(b)
Cost for tax purposes is approximately $73,169,112. The approximate aggregate gross unrealized appreciation is $13,606,670, and the approximate aggregate gross unrealized depreciation is $288,126, resulting in net unrealized appreciation of $13,318,544.

*	Non-income producing security.
^	Rate shown is the 7-day effective yield at September 30, 2013.

Industry classification provided by William O'Neil & Co., Inc.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of September 30, 2013, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Common Stocks	$41,575,781	$-	$-	$41,575,781
Exchange Traded Funds	41,328,725	-	-	41,328,725
Money Market Fund	3,583,150	-	-	3,583,150
Total Investments	$86,487,656	$-	$-	$86,487,656

Transfers between levels are recognized at the beginning of the reporting period.  During the period ended September 30, 2013, the Fund recognized no transfers between levels.  The Fund did not invest in any Level 3 investments during the period.

Schedule of Investments (unaudited)		September 30, 2013
Monetta Mid-Cap Equity Fund
NUMBER OF SHARES		VALUE
COMMON STOCKS - 93.3%
Basic Material - 5.6%
Mining-1.7%
3,000	Cliffs Natural Resources, Inc.	$61,500

Paper & Forest Products-3.9%
2,500	Packaging Corp. of America	142,725

Capital Equipment - 16.9%
Aerospace & Defense-3.9%
1,200	B/E Aerospace, Inc. *	88,584
400	Transdigm Group, Inc.	55,480
		144,064

Commercial Services-2.2%
800	Dun & Bradstreet Corp.	83,080

Machinery-Agriculture-1.6%
1,000	AGCO Corp.	60,420

Machinery-Miscellaneous-3.5%
1,000	3D Systems Corp. *	53,990
1,000	Graco, Inc.	74,060
		128,050

Machinery-Transportation Equipment & Parts-3.7%
2,200	Wabtec Corp.	138,314

Pollution Control-2.0%
1,600	Waste Connections, Inc.	72,656

Consumer Cyclical - 13.4%
Apparel Manufacturing-5.1%
1,800	Hanesbrands, Inc.	112,158
2,300	Iconix Brand Group, Inc. *	76,406
		188,564

Household Appliance & Furnishings-4.0%
1,000	Whirlpool Corp.	146,440

Housing Related-1.8%
500	Mohawk Industries, Inc. *	65,125

Leisure Service-2.5%
300	Netflix, Inc. *	92,763

Energy - 6.6%
Oil & Gas-Equipment & Services-3.7%
1,700	Oceaneering International, Inc.	138,108

Oil & Gas-Exploration & Production-2.9%
1,400	SM Energy Co.	108,066

Financial - 13.7%
Brokerage & Investment Management-4.9%
1,000	Affiliated Managers Group, Inc. *	182,640

Finance-Miscellaneous-6.7%
600	Alliance Data Systems Corp. *	126,882
1,100	FleetCor Technologies, Inc. *	121,176
		248,058

Insurance-Life-2.1%
6,000	Genworth Financial, Inc. - CL A *	76,740

Healthcare - 10.9%
Healthcare-Biomedical/Genetic-7.1%
800	Covance, Inc. *	69,168
1,400	Illumina, Inc. *	113,162
1,600	PAREXEL International Corp. *	80,368
		262,698

Healthcare-Instrument-2.0%
1,900	Cepheid, Inc. *	74,176

Healthcare-Products-1.8%
1,300	Resmed, Inc.	68,666

Retail - 9.1%
Retail-Restaurant-2.1%
9,000	The Wendy's Co.	76,320

Retail-Specialty-7.0%
2,500	ANN, Inc. *	90,550
1,700	CarMax, Inc. *	82,399
800	Lumber Liquidators Holdings, Inc. *	85,320
		258,269

Technology - 17.1%
Computer System-3.0%
2,800	NCR Corp. *	110,908

Computer-Service-2.0%
1,400	Computer Sciences Corp.	72,436

Computer-Software-1.8%
800	Qihoo 360 Technology Co. Ltd. *	66,560

Electronic Manufacturing-2.2%
9,000	Flextronics International Ltd. *	81,810

Electronic-Semiconductor-2.9%
4,000	Marvell Technology Group Ltd.	46,000
2,500	Skyworks Solutions Inc. *	62,100
		108,100

Internet-3.0%
2,700	Infoblox, Inc. *	112,914

Telecommunication Service-2.2%
3,200	T-Mobile US, Inc. *	83,104

Total Common Stocks (Cost $2,730,031) (a)		3,453,274

EXCHANGE TRADED FUND - 2.8%
5,200	SPDR Financial Select	103,584
Total Exchange Traded Fund (Cost $72,082) (a)		103,584

MONEY MARKET FUND - 4.5%
167,295	AIM - Liquid Assets Portfolio, Institutional Class, 0.073% ^	167,295
Total Money Market Fund (Cost $167,295) (a)		167,295

	Total Investments (Cost $2,969,408) (a) - 100.6%	3,724,153
	Liabilities in Excess of Other Assets - (0.6)%	(23,761)
	TOTAL NET ASSETS - 100.00%	$3,700,392

(a)
Cost for book purposes is approximately $2,969,408. The approximate aggregate gross unrealized appreciation is $764,098 and approximate aggregate gross unrealized depreciation is $9,353, resulting in net unrealized appreciation of $754,745.

*	Non-income producing security.
^	Rate shown is the 7-day effective yield at September 30, 2013.

Industry classification provided by William O'Neil & Co., Inc.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of September 30, 2013, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Common Stocks	$3,453,274	$-	$-	$3,453,274
Exchange Traded Fund	103,584	-	-	103,584
Money Market Fund	167,295	-	-	167,295
Total Investments	$3,724,153	$-	$-	$3,724,153

Transfers between levels are recognized at the beginning of the reporting period.  During the period ended September 30, 2013, the Fund recognized no transfers between levels.  The Fund did not invest in any Level 3 investments during the period.

Schedule of Investments (unaudited)		September 30, 2013
Orion/Monetta Intermediate Bond Fund
PRINCIPAL AMOUNT		MATURITY DATE	VALUE
	CORPORATE BONDS - 94.5%
Capital Equipment - 10.3%
Diversified Operation-10.3%
$250,000	E.I. Du Pont De Nemours - 5.750%	03/15/2019	$290,675
475,000	General Electric Capital Corp. - 5.650%	06/09/2014	492,634
150,000	United Technologies Corp. - 5.375%	12/15/2017	172,483
			955,792
Consumer Staple - 8.8%
Beverage-Alcoholic-3.5%
100,000	Anheuser-Busch Inbev N.V. - 3.625%	04/15/2015	104,579
200,000	Diageo Finance Bv - 5.300%	10/28/2015	218,869
			323,448
Cosmetic & Personal Care-1.2%
100,000	The Procter & Gamble Co. - 4.850%	12/15/2015	109,344

Tobacco-4.1%
330,000	Lorillard Tobacco Co. - 6.875%	05/01/2020	380,013

Energy - 4.7%
Oil & Gas Exploration & Production-4.7%
400,000	Chesapeake Energy Corp. - 9.500%	02/15/2015	442,500

Financial - 58.2%
Bank-Money Center-7.3%
400,000	Bank of America Corp. - 10.200%	07/15/2015	456,779
100,000	Goldman Sachs Group, Inc. - 3.625%	01/22/2023	95,812
125,000	Morgan Stanley - 4.750%	04/01/2014	127,166
			679,757
Brokerage & Investment Management-9.8%
250,000	BlackRock, Inc. - 3.500%	12/10/2014	258,798
200,000	Jefferies Group, Inc. - 5.125%	04/13/2018	215,648
425,000	TD Ameritrade Holding Co. - 4.150%	12/01/2014	442,380
			916,826
Finance-Miscellaneous-15.7%
400,000	American Express Co. - 7.000%	03/19/2018	482,391
200,000	CME Group, Inc. - 5.750%	02/15/2014	203,839
400,000	First Data Corp. - 12.625%	01/15/2021	442,000
300,000	The Western Union Co. - 5.930%	10/01/2016	334,298
			1,462,528
Insurance-Diversified-7.4%
325,000	American International Group - 5.600%	10/18/2016	363,420
315,000	Hartford Financial Services Group, Inc. - 4.000%	03/30/2015	328,289
			691,709
Insurance-Life-13.9%
250,000	Genworth Financial - 7.200%	02/15/2021	288,497
400,000	Protective Life Corp. - 7.375%	10/15/2019	484,254
400,000	Torchmark Corp. - 9.250%	06/15/2019	523,084
			1,295,835
Personal & Commercial Lending-4.1%
307,000	Caterpillar Financial Services Corp. - 7.150%	02/15/2019	378,533

Healthcare - 10.4%
Healthcare-Drug/Diversified-6.7%
300,000	Merck & Co. Inc. - 4.000%	06/30/2015	317,645
200,000	Novartis Capital Corp. - 4.125%	02/10/2014	202,638
100,000	Teva Pharmaceuticals Finance II/III - 3.000%	06/15/2015	103,535
			623,818
Healthcare-Patient Care-3.7%
300,000	WellPoint, Inc. - 5.875%	06/15/2017	341,198

Retail - 1.1%
Retail-Major Chain-1.1%
100,000	Wal-Mart Stores, Inc. - 4.500%	07/01/2015	106,903

Utility - 1.0%
Electric Power-1.0%
100,000	Georgia Power Company - 2.850%	05/15/2022	95,614

Total Corporate Bonds (Cost $8,292,122) (a)			8,803,818

NUMBER OF SHARES
EXCHANGE TRADED FUND - 0.9%
2,800	ProShares UltraShort Lehman 7-10 year		81,816
Total Exchange Traded Fund (Cost $97,796) (a)			81,816

MONEY MARKET FUND - 3.4%
322,465	AIM - Liquid Assets Portfolio, Institutional Class, 0.073% ^		322,465
Total Money Market Fund (Cost $322,465) (a)			322,465

	Total Investments (Cost $8,712,383) (a) - 98.8%		9,208,099
	Other Assets Less Liabilities - 1.2%		109,474
	TOTAL NET ASSETS - 100.0%		$9,317,573

(a)
Cost for tax purposes is approximately $8,712,383. The approximate aggregate gross unrealized appreciation is $533,193, and the approximate aggregate gross unrealized depreciation is $37,477, resulting in net unrealized appreciation of $495,716.

^	Rate shown is the 7-day effective yield at September 30, 2013.

Industry classification provided by William O'Neil & Co., Inc.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of September 30, 2013, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Corporate Bonds	$-	$8,803,818	$-	$8,803,818
Exchange Traded Fund	81,816	-	-	81,816
Money Market Fund	322,465	-	-	322,465
Total Investments	$404,281	$8,803,818	$-	$9,208,099

Transfers between levels are recognized at the beginning of the reporting period.  During the period ended September 30, 2013, the Fund recognized no transfers between levels.  The Fund did not invest in any Level 3 investments during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Monetta Trust

By (Signature and Title)  /s/ Robert S. Bacarella
                                                  Robert S. Bacarella, Chief Executive Officer

Date    November 11, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Robert S. Bacarella
                                                  Robert S. Bacarella, Chief Executive Officer

Date    November 11, 2013

By (Signature and Title)* /s/ Robert J. Bacarella
                                                   Robert J. Bacarella, Chief Financial Officer

Date    November 11, 2013

* Print the name and title of each signing officer under his or her signature.